Financial instruments -Financial assets from banking solutions and deposits from banking customers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Balances in transit banking solution and deposits	R$ 53,785	R$ 243,782